Consolidated Statement of Equity (CAD) In Thousands	Total	Calpeco	U.S. wind farms	Common Shares	Preferred Shares	Additional Paid-in Capital	Additional Paid-in Capital U.S. wind farms	Accumulated Deficit	Accumulated Deficit Calpeco	Accumulated OCI	Non-controlling interests	Non-controlling interests Calpeco	Non-controlling interests U.S. wind farms	Subscription Receipts
Beginning Balance at Dec. 31, 2010	340,061			795,329		1,612		(357,035)		(99,845)
Net earnings	27,302							23,381			3,921
Other comprehensive income	4,224									3,335	889
Dividends declared and distributions to non-controlling interests	(32,949)							(32,426)			(523)
Exercise and conversion of subscription receipts	27,700			27,700
Conversion and redemption of convertible debentures	59,158			59,973		(815)
Public offering	91,188			91,188
Stock compensation expense	728					728
Acquisition		34,210										34,210
Amounts received in connection with Highground transaction	1,073			1,073
Ending Balance at Dec. 31, 2011	552,695			975,263		1,525		(366,080)		(96,510)	38,497
Net earnings	21,946							14,532			7,414
Other comprehensive income	(6,689)									(8,357)	1,668
Dividends declared and distributions to non-controlling interests	(46,259)							(43,619)			(2,640)
Dividends and issuance of shares under dividend reinvestment plan				7,343				(7,343)
Exercise and conversion of subscription receipts	142,609			142,609
Issuance of subscription receipts	61,160													61,160
Conversion and redemption of convertible debentures	118,090			118,779		(689)
Issuance of common shares under employee share purchase plan	432			432
Stock compensation expense	1,956					1,956
Public offering related taxes	900			900
Issuance of preferred shares	116,546				116,546
Acquisition		(38,656)	477,399				2,432		(3,633)			(35,023)	474,967
Ending Balance at Dec. 31, 2012	1,402,129			1,245,326	116,546	5,224		(406,143)		(104,867)	484,883			61,160